Consolidated Statements of Operations - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
REVENUE		$ 8,726,016	$ 2,830,442
COST OF REVENUE
TOTAL COST OF REVENUE		8,975,518	1,993,400
GROSS (LOSS) PROFIT		(249,502)	837,042
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES		(5,166,012)	(7,064,066)	(15,017,532)
ALLOWANCE FOR CREDIT LOSSES		(1,105,000)	(16,911,882)	(9,850,811)
PROVISION FOR IMPAIRMENT LOSS ON PREPAYMENTS		(10,535,833)
RESEARCH AND DEVELOPMENT EXPENSES				(121,580)
STOCK COMPENSATION EXPENSE		(1,675,065)	(3,868,649)	(3,493,563)
IMPAIRMENT LOSS OF INTANGIBLE ASSETS		(14,626,083)		(9,357,062)
LOSS FROM OPERATIONS		(33,357,495)	(27,007,555)	(37,840,548)
OTHER (EXPENSE) INCOME, NET
Other (expense) income , net		(229,084)	333,333	(2,844)
Interest income		600,243
Loss on extinguishment of debts		(407,212)
Amortization of debt issuance costs		(6,023,259)	(100,000)
Finance expense		(3,584,648)	(90,118)	(6,273)
TOTAL OTHER (EXPENSE) INCOME, NET		(9,643,960)	143,215	(9,117)
LOSS BEFORE PROVISION FOR INCOME TAXES		(43,001,455)	(26,864,340)	(37,849,665)
PROVISION FOR INCOME TAXES
NET LOSS		$ (43,001,455)	$ (26,864,340)	$ (37,849,665)
Weighted average number of shares*
Basic (in Shares)	[1]	385,066	15,233	3,667
Diluted (in Shares)	[1]	385,066	15,233	3,667
Loss per share - basic and diluted*
Basic (in Dollars per share)	[1]	$ (111.67)	$ (1,763.56)	$ (10,321.7)
Diluted (in Dollars per share)	[1]	$ (111.67)	$ (1,763.56)	$ (10,321.7)
Cost of revenue (exclusive of depreciation expenses)
COST OF REVENUE
TOTAL COST OF REVENUE		$ 6,058,851	$ 1,993,400
Cost of revenue - depreciation expenses
COST OF REVENUE
TOTAL COST OF REVENUE		$ 2,916,667

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024 and the 25-for-1 reverse share split on August 22, 2025